TIME DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Time Deposits [Line Items]
2016	$ 45,168
2017	18,473
2018	14,392
2019	7,235
2020	3,332
Thereafter	4,458
Time Deposits	$ 93,058	$ 7,219